Stockholders' Equity (Deficit) - Common Stock (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Proceeds from merger	$ 242,400		$ 242,400
Assets	$ 100
Common stock, shares outstanding | shares	103,003,384	103,003,384	103,003,384	5,822,396	5,627,157
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Dividends declared | $ / shares			$ 0	$ 0
Number of vote per common share held | Vote				1
Common stock, authorized | shares		250,000,000	250,000,000	340,216,780	340,216,780
Common Stock
Issuance of common stock upon the Merger and related PIPE Financing, net of issuance costs | shares	27,346,449	27,346,449
Proceeds from merger	$ 242,400
Transaction costs	$ 3,900
Common stock, shares outstanding | shares	103,003,384
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote per common share held | Vote			1
Common stock, authorized | shares		250,000,000	250,000,000
Alpha Healthcare Acquisition Corp. and Hunter Merger Sub, Inc. | Common Stock
Contingent consideration liability	$ 15,200
Assets	$ 100